Operating Revenues - Cash Flows for Committed Time Charter Revenues (Details) - Time Charters $ in Thousands	Jun. 30, 2024 USD ($)
Concentration Risk [Line Items]
Within 1 year	$ 196,750
In the second year	64,995
In the third year	17,113
In the fourth year	$ 1,177